Subsequent Events - Additional Information (Detail)	Apr. 01, 2020 EUR (€)	Jan. 25, 2016 EUR (€)	May 26, 2014 EUR (€)	Feb. 13, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Contractual obligation | $					$ 26,021,543
Equity Method Investment Ownership Percentage					50.10%
Vessel Construction Fee Per Vessel [Member] | Brave [Member]
Subsequent Event [Line Items]
Related party transaction, expenses from transactions with related party | €		€ 490,000	€ 390,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Contractual obligation | $				$ 80,550,000
Equity Method Investment Ownership Percentage				51.00%
Subsequent Event [Member] | Vessel Construction Fee Per Vessel [Member] | Brave [Member]
Subsequent Event [Line Items]
Related party transaction, expenses from transactions with related party | €	€ 390,000